Investments 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2011 Equity Securities [Member]	Dec. 31, 2012 Equity Securities [Member]	Dec. 31, 2012 US Treasury Securities [Member]	Dec. 31, 2011 US Treasury Securities [Member]	Dec. 31, 2012 Portion at Fair Value, Fair Value Disclosure [Member] Equity Securities [Member]	Dec. 31, 2011 Portion at Fair Value, Fair Value Disclosure [Member] Equity Securities [Member]	Dec. 31, 2011 Portion at Fair Value, Fair Value Disclosure [Member] US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 0.1	$ 0.1		$ 56.5
Available-for-sale Securities, Gross Unrealized Gains	0	0		0.1
Available-for-sale Securities, Gross Unrealized Losses	0	0		0
Available-for-sale Securities, Fair Value Disclosure					0.1	0.1	56.6
Proceeds from sale of marketable securities	13.4		56.3
Available-for-sale Securities, Gross Realized Losses			0.2
Available-for-sale Securities, Gross Realized Gains	$ 13.2